Note 15 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of contractual obligation [text block]
		Less than 1 year	1-3 Years	3-5 Years	More than 5 years
	Total	2020	2021-2022	2023-2024	2025 & over

Committed exploration expenditures	$-	$-	$-	$-	$-

Minera Juanicipio (1)&(2)	-	-	-	-	-

Other commitments	142	69	73	-	-
Total Obligations and Commitments	$142	$69	$73	$-	$-